UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:________
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Cincinnati Insurance Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:   028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

  /s/ Martin F. Hollenbeck      Fairfield, Ohio         May 7, 2010
  ------------------------      ---------------         -----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                             1
                                                      ---------

Form 13F Information Table Entry Total                       56
                                                      ---------

Form 13F Information Table Value Total                1,776,937
                                                      ---------
                                                     (thousands)

List of Other Included Managers

No.      File No.               Name
01       028-10798              Cincinnati Financial Corporation

                                 Column 2        Column 3    Column 4           Column 5     Column 6   Column 7     Column 8
          Issuer             Title of Class       Cusip      FMV (000)     Shares      SH   Investment    Oth     Sole  Shared None
                                                                          /Principal  /PRN    Dis         Mgrs
3M CO                            COMMON           88579Y101     34,974     418,500     SH     SHARED-OTHER  01   -      418,500  -
ABBOTT LABORATORIES              COMMON           002824100     60,961   1,157,200     SH     SHARED-OTHER  01   -    1,157,200  -
AGL RESOURCES INC                COMMON           001204106     28,613     740,300     SH     SHARED-OTHER  01   -      740,300  -
ALLIANCEBERNSTEIN HOLDING LP     COMMON           01881G106     62,810   2,048,600     SH     SHARED-OTHER  01   -    2,048,600  -
ASPEN INSURANCE                  CONVERTIBLE PFD  G05384113      8,712     160,000     SH     SHARED-OTHER  01   -            -  -
AT&T INC                         COMMON           00206R102     25,401     983,000     SH     SHARED-OTHER  01   -      983,000  -
AUTOMATIC DATA PROCESSING        COMMON           053015103     31,351     705,000     SH     SHARED-OTHER  01   -      705,000  -
BAXTER INTERNATIONAL INC         COMMON           071813109     51,798     890,000     SH     SHARED-OTHER  01   -      890,000  -
BEST BUY CO INC                  COMMON           086516101      1,012      23,800     SH     SHARED-OTHER  01   -       23,800  -
BLACKROCK INC                    COMMON           09247X101     15,417      70,800     SH     SHARED-OTHER  01   -       70,800  -
BOSTON PROPERTIES INC            CONVERTIBLE DEB  10112RAK0      6,227   6,250,000    PRN     SHARED-OTHER  01   -            -  -
CHEVRON CORP                     COMMON           166764100     74,950     988,400     SH     SHARED-OTHER  01   -      988,400  -
CLOROX COMPANY                   COMMON           189054109     35,341     550,992     SH     SHARED-OTHER  01   -      550,992  -
COLGATE-PALMOLIVE CO             COMMON           194162103     13,642     160,000     SH     SHARED-OTHER  01   -      160,000  -
CONOCOPHILLIPS                   COMMON           20825C104     17,910     350,000     SH     SHARED-OTHER  01   -      350,000  -
DOVER CORP                       COMMON           260003108     20,218     432,480     SH     SHARED-OTHER  01   -      432,480  -
DUKE ENERGY CORP                 COMMON           26441C105     31,755   1,945,800     SH     SHARED-OTHER  01   -    1,945,800  -
EMERSON ELECTRIC CO              COMMON           291011104     36,285     720,800     SH     SHARED-OTHER  01   -      720,800  -
EQT CORP                         COMMON           26884L109     24,600     600,000     SH     SHARED-OTHER  01   -      600,000  -
EXXON MOBIL CORP                 COMMON           30231G102    100,202   1,496,000     SH     SHARED-OTHER  01   -    1,496,000  -
FERRO CORPORATION CV DEB         CONVERTIBLE DEB  315405AL4      5,053   5,250,000    PRN     SHARED-OTHER  01   -            -  -
FIRST NATIONAL BANCSHARES        COMMON           32111B104        252     360,000     SH     SHARED-OTHER  01   -      360,000  -
GENUINE PARTS CO                 COMMON           372460105     48,449   1,147,000     SH     SHARED-OTHER  01   -    1,147,000  -
HONEYWELL INTERNATIONAL INC      COMMON           438516106     14,921     329,600     SH     SHARED-OTHER  01   -      329,600  -
HUNTINGTON BANCSHARES INC        CONVERTIBLE PFD  446150401      9,559       9,754     SH     SHARED-OTHER  01   -            -  -
INTL BUSINESS MACHINES CORP      COMMON           459200101     32,704     255,000     SH     SHARED-OTHER  01   -      255,000  -
JOHNSON & JOHNSON                COMMON           478160104     91,280   1,400,000     SH     SHARED-OTHER  01   -    1,400,000  -
JP MORGAN CHASE                  COMMON           46625H100     19,019     425,000     SH     SHARED-OTHER  01   -      425,000  -
KEYCORP INC.                     CONVERTIBLE PFD  493267405      3,333      35,000     SH     SHARED-OTHER  01   -            -  -
LEGGETT & PLATT INC              COMMON           524660107     34,490   1,593,800     SH     SHARED-OTHER  01   -    1,593,800  -
LIFE POINT HOSPITALS SR SUB NTS  CONVERTIBLE DEB  53219LAG4      4,869   5,000,000    PRN     SHARED-OTHER  01   -            -  -
LINEAR TECHNOLOGY CORP           COMMON           535678106     22,058     780,800     SH     SHARED-OTHER  01   -      780,800  -
MCDONALD'S CORP                  COMMON           580135101     36,963     554,000     SH     SHARED-OTHER  01   -      554,000  -
MEDTRONIC INC                    COMMON           585055106     34,234     760,250     SH     SHARED-OTHER  01   -      760,250  -
MERIDIAN BIOSCIENCE INC          COMMON           589584101     16,703     820,000     SH     SHARED-OTHER  01   -      820,000  -
METLIFE INC                      COMMON           59156R108     71,780   1,656,206     SH     SHARED-OTHER  01   -    1,656,206  -
MICROCHIP TECHNOLOGY INC         COMMON           595017104     30,328   1,077,000     SH     SHARED-OTHER  01   -    1,077,000  -
MICROSOFT CORP                   COMMON           594918104     23,951     817,800     SH     SHARED-OTHER  01   -      817,800  -
NEW YORK COMMUNITY BANCORP       CONVERTIBLE PFD  64944P307      4,964      95,000     SH     SHARED-OTHER  01   -            -  -
NORTHERN TRUST CORP              COMMON           665859104     70,722   1,279,799     SH     SHARED-OTHER  01   -    1,279,799  -
NUCOR CORP                       COMMON           670346105     41,260     909,212     SH     SHARED-OTHER  01   -      909,212  -
OMNICARE INC                     CONVERTIBLE DEB  681904AL2      6,051   7,150,000    PRN     SHARED-OTHER  01   -            -  -
PARTNERRE LTD                    COMMON           G6852T105      2,773      34,784     SH     SHARED-OTHER  01   -       34,784  -
PAYCHEX INC                      COMMON           704326107     15,400     501,300     SH     SHARED-OTHER  01   -      501,300  -
PEPSICO INC                      COMMON           713448108     82,071   1,240,500     SH     SHARED-OTHER  01   -    1,240,500  -
PFIZER INC                       COMMON           717081103     55,493   3,235,725     SH     SHARED-OTHER  01   -    3,235,725  -
PITNEY BOWES INC                 COMMON           724479100     28,924   1,183,000     SH     SHARED-OTHER  01   -    1,183,000  -
PRAXAIR INC                      COMMON           74005P104     31,297     377,072     SH     SHARED-OTHER  01   -      377,072  -
PROCTER & GAMBLE CO/THE          COMMON           742718109    133,158   2,104,604     SH     SHARED-OTHER  01   -    2,104,604  -
RICHARDSON ELECTRONICS           CONVERTIBLE DEB  763165AD9      1,768   1,768,000    PRN     SHARED-OTHER  01   -            -  -
RPM INTERNATIONAL INC            COMMON           749685103     32,614   1,528,318     SH     SHARED-OTHER  01   -    1,528,318  -
SPECTRA ENERGY CORP              COMMON           847560109     32,943   1,462,194     SH     SHARED-OTHER  01   -    1,462,194  -
STAPLES INC                      COMMON           855030102     12,289     525,000     SH     SHARED-OTHER  01   -      525,000  -
SYSCO CORP                       COMMON           871829107     16,432     557,000     SH     SHARED-OTHER  01   -      557,000  -
VERIZON COMMUNICATIONS INC       COMMON           92343V104     22,024     710,000     SH     SHARED-OTHER  01   -      710,000  -
WEST PHARMACEUTICAL              CONVERTIBLE DEB  955306AA3      4,628   5,200,000    PRN     SHARED-OTHER  01   -            -  -
                                                             1,776,937